Shareholders' capital	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Shareholders' capital	Shareholders' capital
(a)Common shares
The number of common shares outstanding is as follows:

	Six months ended June 30,
	2026	2025
Common shares, beginning of period	768,351,419	767,343,863
Exercise of share-based awards	1,396,265	608,405
Common shares, end of period	769,747,684	767,952,268
(b)Dividends
All dividends of the Company are made on a discretionary basis as determined by the board of directors of the Company. The Company declares and pays the dividends on its common shares in U.S. dollars. Registered holders of common shares can elect to receive the dividends in the Canadian dollar equivalent amount.
Dividends declared were as follows:

	Three months ended June 30,
	2026				2025
(in millions, except per share amounts)	Dividend		Dividend per share		Dividend		Dividend per share
Common shares		$50.0		$0.0650		$50.4		$0.0650
Series A Shares	C$	2.0	C$	0.4110	C$	2.0	C$	0.4110
Series D Shares	C$	1.7	C$	0.4283	C$	1.7	C$	0.4283

	Six months ended June 30,
	2026				2025
(in millions except per share amounts)	Dividend		Dividend per share		Dividend		Dividend per share
Common shares		$100.5		$0.1300		$100.9		$0.1300
Series A preferred shares	C$	3.9	C$	0.8220	C$	3.9	C$	0.8220
Series D preferred shares	C$	3.4	C$	0.8566	C$	3.4	C$	0.8566